Income Taxes - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Unrecognized deferred income tax assets	R$ 1,382	R$ 3,545
Maximum
Income Taxes
Maximum percentage of compensation limited to annual taxable income	30.00%